Related parties	12 Months Ended
Dec. 31, 2024
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory
Note
30

Related parties

Related parties of UBS AG are:
–
entities

within

UBS Group,

i.e.

the

parent

entity,

UBS Group AG,

and

fellow

subsidiaries

consolidated

within
UBS Group (including Credit Suisse subsidiaries from the date of the acquisition of the Credit Suisse Group);
–
associates

(entities

that

are

under

the

significant

influence

of

UBS AG

or

other

group

entities

consolidated

within
UBS Group);

–
joint

ventures

(entities

in

which

UBS AG

or

other

group

entity

consolidated

within

UBS Group

shares

control

with
another party);

–
post-employment benefit plans for the benefit of UBS AG’s employees or employees of entities related to UBS AG;
–
key management personnel and close family members of

key management personnel; and

–
entities over which key management personnel or their

close family members have solely or jointly a direct

or indirect
significant influence.
Key management personnel are those persons having authority

and responsibility for planning, directing, and controlling
the activities of the Group, directly or indirectly.

UBS AG considers the members of the Board of Directors

(the BoD) and
the Executive Board

(the EB) of

UBS AG and the

members of the

Board of Directors

(the BoD) and the

Group Executive
Board (the GEB) of UBS Group AG to

constitute key management personnel.
a) Remuneration of key management personnel
The

Vice Chairman

of the

BoD

has a

specific

management

employment

contract

and receives

pension

benefits

upon
retirement.

Total

remuneration

of the

Chairman and

the

Vice Chairman

of the

BoD

and all

EB and

GEB

members

(as
defined above) is included in the table below.

Remuneration of key management

personnel
USD m, except where indicated 31.12.24 31.12.23 31.12.22
Base salaries and other cash payments
1
33 35 26
Incentive awards – cash
2
30 24 16
Annual incentive award under DCCP 39 36 23
Employer’s contributions to retirement benefit plans 3 3 2
Benefits in kind, fringe benefits (at market value) 2 1 1
Share-based compensation
3
65 63 42
Total 172 162 110
Total (CHF m)
4
151 147 106
1 For 2023 and 2022, may include role-based allowances

in line with market practice and regulatory requirements.

For 2024, role-based allowances for

EB/GEB members were eliminated.

2 The cash portion may
also include blocked shares in line

with regulatory requirements.

3 Compensation expense is based

on the share price on

grant date taking into account performance

conditions. Refer to Note 27 for

more information.
For EB/GEB members,

share-based compensation for

2024, 2023 and 2022

was entirely composed

of LTIP

awards. For

the Chairman and the

Vice-Chairman of the

BoD, the share-based

compensation for 2024,
2023 and 2022 was entirely composed of

UBS shares.

4 Swiss franc amounts disclosed represent the respective US

dollar amounts translated at the applicable performance

award currency exchange rates (2024:
USD / CHF 0.88 ; 2023: USD / CHF 0.91 ; 2022: USD / CHF 0.96 ).
The

independent

members

of

the

BoD,

including

the

Chairman,

do

not

have

employment

or

service

contracts

with
UBS AG, and thus are not

entitled to benefits upon termination

of their service on

the BoD. Payments to

these individuals
for

their

services

as

independent

members

of

the

BoD

amounted

to

USD
13.1
m

(CHF
11.5
m)

in

2024,

USD
11.7 m
(CHF 10.6 m) in 2023 and USD 11.1 m (CHF 10.7 m) in 2022.
b) Equity holdings of key management personnel

Equity holdings of key management personnel
1
31.12.24 31.12.23
Number of UBS Group AG shares held by members of the

BoD, EB and parties closely linked to them
2
5,593,474 5,121,564
1 No options were held in 2024

and 2023 by non-independent members

of the BoD or any EB member

or any of their related parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.
Of the share totals above, no shares were held by close family members of key management personnel on 31 December
2024 and 31 December 2023.

No shares were held

by entities that

are directly or indirectly controlled or

jointly controlled
by

key

management

personnel

or

their

close

family

members

on

31 December

2024

and

31 December

2023.

As

of
31 December

2024,

no

member

of

the

BoD

or

EB

was

the

beneficial

owner

of

more

than

1%

of

the

shares

in
UBS Group AG.

c) Loans, advances, mortgages and deposit balances

with key management personnel
The non-independent

members

of the

BoD and

EB members

are

granted loans,

fixed advances

and mortgages

in the
ordinary

course

of

business

on

substantially

the

same

terms

and

conditions

that

are

available

to

other

employees,
including interest rates and

collateral, and neither

involve more than the

normal risk of

collectability nor contain

any other
unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.
Outstanding balances with key management personnel were

as follows.

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2024 2023
Balance at the beginning of the year 55 28
Balance at the end of the year
2
51 55
Balance at the end of the year (CHF m)
2
46 46
1 All loans are secured loans.

2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

In

addition,

there

were

outstanding

deposit

balances

with

key

management

personnel

that

amounted

to

USD
139 m
(CHF 126 m) as of 31 December 2024 and USD 21 m (CHF 18 m) as of 31 December 2023.
d) Other related-party transactions with entities controlled by key management personnel
In 2024 and 2023, UBS AG did not

enter into transactions with entities over

whom key management personnel or

their
close

family

members

have

solely

or

jointly

a

direct

or

indirect

significant

influence

and

as

of

31 December

2024,
31 December

2023

and

31 December

2022

there

were

no

outstanding

balances

related

to

such

transactions.
Furthermore, in 2024 and 2023, such entities did not sell any goods or provide any services to UBS AG and therefore did
not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2024 and

2023 and therefore
also received no fees.
e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates

and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 183 217
Additions¹ 955 664
Reductions (440) (716)
Foreign currency translation (34) 18
Carrying amount at the end of the year

663 183
of which: unsecured loans and receivables 656 174
1 Additions in 2024 include balances of USD 89 m recognized upon the merger of UBS AG and CS AG.

Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.24 31.12.23
Payments to associates and joint ventures for goods and services received 200 155
Fees received for services provided to associates and joint ventures 27 10
Liabilities to associates and joint ventures 312 103
In addition to the items in the table above, transactions with associates and joint ventures also include off-balance sheet
exposures of USD 1.1 bn, which are provided on an arm’s length basis.
›
Refer to Note 28 for an overview of investments

in associates and joint ventures
f) Receivables and payables from / to UBS Group AG

and other subsidiaries of UBS Group AG

USD m 31.12.24 31.12.23
Receivables
Amounts due from banks 0 14,752
1
Cash collateral receivables on derivative instruments 0 312
Loans and advances to customers 2,826 4,889
Other financial assets measured at amortized cost 423 232
Financial assets at fair value held for trading 123 325
Derivative financial instruments 885 3,031
Payables
Amounts due to banks 0 364
Cash collateral payables on derivative instruments 876 1,447
Customer deposits 3,699 3,069
Funding from UBS Group AG measured at amortized cost 107,918 67,282
Other financial liabilities measured at amortized cost 3,930 2,574
Derivative financial instruments 42 2,032
Other financial liabilities designated at fair value
2
5,342 2,995
1 Reflects funding provided to Credit Suisse.

2 Mainly represents funding recognized from UBS Group AG that is designated at fair value.

Refer to Note 19b for more information.